Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Granted and Outstanding

A summary of options granted and outstanding is presented below:

	September 30, 2022
	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	1,137,479	$5.18
Options granted	367,500	1.63
Outstanding at end of period	1,504,979	$4.32

Exercisable at end of period	1,208,015	$4.48

A summary of options granted and outstanding is presented below.

	2021		2020
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at Beginning of year	792,857	$3.64	540,000	$2.98
Granted	511,764	7.00	267,143	4.66
Cancelled	(21,985)	(4.38)
Forfeited	(145,157)	$(2.57)	(14,286)	$(1.75)

Outstanding at end of year	1,137,479	$5.18	792,857	$3.64

Exercisable at end of year	825,847	$5.38	561,870	$3.22

Schedule of Information About Options Outstanding

The following table summarizes information about options outstanding at September 30, 2022:

Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life	Shares Exercisable
$1.08 to 1.39	317,500	$4.67	152,915
$1.75	97,143	$.75	97,143
$2.80	155,714	$1.00	155,714
$4.25	50,000	$4.75	31,250
$4.38	344,286	$2.75	346,929
$7.00	540,336	$3.75	424,064

The following table summarizes information about options outstanding at December 31, 2021:

Exercise Prices	Shares Outstanding	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares Exercisable	Aggregate Intrinsic Value on Exercisable Shares
$1.75	97,143	$510,000	1.37	97,143	$510,000
$2.80	155,714	$654,000	1.58	155,714	$654,000
$4.38	344,286	$903,750	3.24	279,589	$733,900
$7.00	540,336	$-	4.39	293,401	$-

Schedule of Fair Value of Stock Option Awards

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Expected term (years)	2.50 to 3.25	1.62 to 3.50
Expected volatility	97.26% to 116.06%	72.67% to 90.82%
Risk-free interest rate	0.18% to 0.81%	0.16% - 1.37%
Dividend rate	0%	0%